Condensed Financial Information of Global-Tech - Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.04	$ 0.04
Common stock, shares authorized	12,500,000	12,500,000	12,500,000
Common stock, shares issued	3,230,814	3,229,314
Preferred Stock, par value	$ 0.04	$ 0.04
Preferred stock, shares authorized	250,000	250,000	250,000
Preferred stock, shares issued
Treasury stock, shares	189,587	189,587
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.04	$ 0.04
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	3,230,814	3,229,314
Preferred Stock, par value	$ 0.04	$ 0.04
Preferred stock, shares authorized	250,000	250,000
Preferred stock, shares issued	0	0
Treasury stock, shares	189,587	189,587